PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
PENSION AND OTHER POSTRETIREMENT BENEFITS
 PENSION AND OTHER POSTRETIREMENT BENEFITS

PENSION PLANS
We maintain registered and non-registered, contributory and non-contributory pension plans which provide defined benefit and/or defined contribution pension benefits covering substantially all employees. The Canadian Plans provide Company funded defined benefit and/or defined contribution pension benefits to our Canadian employees. The United States Plans provide Company funded defined benefit pension benefits to our United States employees. We also maintain supplemental pension plans that provide pension benefits in excess of the basic plans for certain employees.

Defined Benefit Plans
Benefits payable from the defined benefit plans are based on each plan participant’s years of service and final average remuneration. These benefits are partially inflation-indexed after a plan participant’s retirement. Our contributions are made in accordance with independent actuarial valuations and are invested primarily in publicly-traded equity and fixed income securities.

Defined Contribution Plans
Contributions are generally based on each plan participant’s age, years of service and current eligible remuneration. For defined contribution plans, benefit costs equal amounts required to be contributed by us.

Benefit Obligation, Plan Assets and Funded Status
The following table details the changes in the projected benefit obligation, the fair value of plan assets and the recorded asset or liability for our defined benefit pension plans:

	Canada		United States
December 31,	2018	2017	2018	2017
(millions of Canadian dollars)
Change in projected benefit obligation
Projected benefit obligation at beginning of year	4,033	2,270	1,279	508
Service cost	149	156	45	48
Interest cost	130	116	38	35
Participant contributions	25	6	—	—
Actuarial (gain)/loss	(146)	145	(103)	57
Benefits paid	(184)	(165)	(60)	(42)
Plan settlements	—	—	(65)	(59)
Transfer out	(10)	—	—	—
Acquired in Merger Transaction	—	1,505	—	811
Foreign currency exchange rate changes	—	—	105	(63)
Other	—	—	(25)	(16)
Projected benefit obligation at end of year[1]	3,997	4,033	1,214	1,279
Change in plan assets
Fair value of plan assets at beginning of year	3,619	2,019	1,097	361
Actual return/(loss) on plan assets	(42)	308	(48)	113
Employer contributions	113	161	40	57
Participant contributions	25	6	—	—
Benefits paid	(184)	(165)	(60)	(42)
Plan settlements	—	—	(65)	(59)
Transfer out	(8)	—	—	—
Acquired in Merger Transaction	—	1,290		731
Foreign currency exchange rate changes	—	—	91	(51)
Other	—	—	(10)	(13)
Fair value of plan assets at end of year[2]	3,523	3,619	1,045	1,097
Underfunded status at end of year	(474)	(414)	(169)	(182)
Presented as follows:
Deferred amounts and other assets	29	38	—	—
Accounts payable and other	(9)	(60)	(4)	(3)
Other long-term liabilities	(494)	(392)	(165)	(179)
	(474)	(414)	(169)	(182)

1
The accumulated benefit obligation for our Canadian pension plans was $3.7 billion as at December 31, 2018 and 2017. The accumulated benefit obligation for our United States pension plans was $1.2 billion as at December 31, 2018 and 2017.

2
Assets in the amount of $7 million (2017 - $9 million) and $39 million (2017 - $40 million), related to our Canadian and United States non-registered supplemental pension plan obligations, are held in grantor trusts that, in accordance with federal tax regulations, are not restricted from creditors. These assets are committed for the future settlement of benefit obligations included in the underfunded status as at the end of the year, however they are excluded from plan assets for accounting purposes.

Certain of our pension plans have accumulated benefit obligations in excess of the fair value of plan assets. For these plans, the projected benefit obligations, accumulated benefit obligations and the fair value of plan assets were as follows:

	Canada		United States
December 31,	2018	2017	2018	2017
(millions of Canadian dollars)
Projected benefit obligations	1,422	1,444	1,214	1,280
Accumulated benefit obligations	1,299	1,306	1,179	1,217
Fair value of plan assets	1,064	1,131	1,045	1,098

Amount Recognized in Accumulated Other Comprehensive Income
The amounts of pre-tax AOCI relating to our pension plans are as follows:

	Canada		United States
December 31,	2018	2017	2018	2017
(millions of Canadian dollars)
Net actuarial loss	435	334	133	112
Prior service credit	—	—	(3)	—
Total amount recognized in AOCI[1]	435	334	130	112

1 Includes amounts related to cumulative translation adjustment.

Net Benefit Costs Recognized
The components of net benefit cost and other amounts recognized in pre-tax OCI related to our pension plans are as follows:

	Canada				United States
Year ended December 31,	2018	2017	2016		2018	2017	2016
(millions of Canadian dollars)
Service cost	149	156	129		45	48	26
Interest cost	130	116	73		38	35	16
Expected return on plan assets	(245)	(201)	(127)		(88)	(57)	(21)
Amortization/settlement of net actuarial loss	25	29	32		7	10	3
Amortization/curtailment of prior service cost	—	—	—		3	—	—
Net defined benefit costs	59	100	107	—	5	36	24
Defined contribution benefit costs	11	11	3		19	15	—
Net benefit cost recognized in Earnings	70	111	110		24	51	24
Amount recognized in OCI:
Amortization/settlement of net actuarial loss	(11)	(14)	(14)		(7)	(9)	(6)
Amortization/curtailment of prior service cost	—	—	—		(3)	—	—
Net actuarial loss arising during the year	112	38	28		28	—	16
Total amount recognized in OCI	101	24	14		18	(9)	10
Total amount recognized in Comprehensive income	171	135	124		42	42	34

We estimate that approximately $32 million related to the Canadian pension plans and $0 million related to the United States pension plans as at December 31, 2018 will be reclassified from AOCI into earnings in the next 12 months.

Actuarial Assumptions
The weighted average assumptions made in the measurement of the projected benefit obligations and net benefit cost of our pension plans are as follows:

	Canada			United States
	2018	2017	2016	2018	2017	2016
Projected benefit obligations
Discount rate	3.8%	3.6%	4.0%	3.9%	3.5%	4.0%
Rate of salary increase	3.2%	3.2%	3.7%	2.8%	3.1%	3.3%
Net benefit cost
Discount rate	3.6%	4.0%	4.2%	3.4%	4.0%	4.1%
Rate of return on plan assets	6.8%	6.5%	6.5%	7.4%	7.2%	7.2%
Rate of salary increase	3.2%	3.7%	3.6%	2.9%	3.3%	3.2%

The overall expected rate of return is based on the asset allocation targets with estimates for returns on equity and debt securities based on long-term expectations.

OTHER POSTRETIREMENT BENEFITS
OPEB primarily includes supplemental health and dental, health spending accounts and life insurance coverage for qualifying retired employees on a non-contributory basis.

The following table details the changes in the accumulated postretirement benefit obligation, the fair value of plan assets and the recorded asset or liability for our defined benefit OPEB plans:

	Canada		United States
December 31,	2018	2017	2018	2017
(millions of Canadian dollars)
Change in accumulated postretirement benefit obligation
Accumulated postretirement benefit obligation at beginning of year	321	179	337	133
Service cost	8	7	3	5
Interest cost	10	10	10	10
Participant contributions	—	—	6	4
Actuarial gain	(45)	(8)	(25)	(34)
Benefits paid	(11)	(10)	(29)	(19)
Plan amendments	—	(3)	(8)	1
Acquired in Merger Transaction	—	146	—	254
Foreign currency exchange rate changes	—	—	27	(17)
Other	(1)	—	(16)	—
Accumulated postretirement benefit obligation at end of year	282	321	305	337
Change in plan assets
Fair value of plan assets at beginning of year	—	—	213	115
Actual return/(loss) on plan assets	—	—	(13)	21
Employer contributions	11	10	8	1
Participant contributions	—	—	6	4
Benefits paid	(11)	(10)	(29)	(19)
Acquired in Merger Transaction	—	—	—	102
Foreign currency exchange rate changes	—	—	16	(11)
Other	—	—	(20)	—
Fair value of plan assets at end of year	—	—	181	213
Underfunded status at end of year	(282)	(321)	(124)	(124)
Presented as follows:
Deferred amounts and other assets	—	—	2	7
Accounts payable and other	(12)	(12)	(7)	(7)
Other long-term liabilities	(270)	(309)	(119)	(124)
	(282)	(321)	(124)	(124)

Amount Recognized in Accumulated Other Comprehensive Income
The amounts of pre-tax AOCI relating to our OPEB plans are as follows:

	Canada		United States
December 31,	2018	2017	2018	2017
(millions of Canadian dollars)
Net actuarial (gain)/loss	(29)	17	(15)	(15)
Prior service credit	(2)	(2)	(15)	(11)
Total amount recognized in AOCI[1]	(31)	15	(30)	(26)

1 Includes amounts related to cumulative translation adjustment.

Net Benefit Costs Recognized
The components of net benefit cost and other amounts recognized in pre-tax OCI related to our OPEB plans are as follows:

	Canada			United States
Year ended December 31,	2018	2017	2016	2018	2017	2016
(millions of Canadian dollars)
Service cost	8	7	4	3	5	4
Interest cost	10	10	6	10	10	5
Expected return on plan assets	—	—	—	(12)	(10)	(6)
Amortization/settlement of net actuarial gain	—	—	—	(1)	—	—
Amortization/curtailment of prior service (credit)/cost	—	1	—	(4)	—	—
Net benefit cost recognized in Earnings	18	18	10	(4)	5	3
Amount recognized in OCI:
Amortization/settlement of net actuarial gain/(loss)	—	(1)	(1)	1	1	(1)
Amortization/curtailment of prior service credit	—	—	—	4	—	—
Net actuarial (gain)/loss arising during the year	(46)	(8)	2	(1)	(42)	12
Prior service (credit)/cost	—	(3)	—	(8)	1	(12)
Total amount recognized in OCI	(46)	(12)	1	(4)	(40)	(1)
Total amount recognized in Comprehensive income	(28)	6	11	(8)	(35)	2

We estimate that approximately nil related to the Canadian OPEB plans and $2 million related to the United States OPEB plans as at December 31, 2018 will be reclassified from AOCI into earnings in the next 12 months.

Actuarial Assumptions
The weighted average assumptions made in the measurement of the accumulated postretirement benefit obligations and net benefit cost of our OPEB plans are as follows:

	Canada			United States
	2018	2017	2016	2018	2017	2016
Accumulated postretirement benefit obligations
Discount rate	3.8%	3.6%	4.0%	4.0%	3.5%	3.6%
Net OPEB cost
Discount rate	3.6%	4.0%	4.2%	3.3%	4.0%	3.8%
Rate of return on plan assets	N/A	N/A	N/A	5.7%	6.0%	6.0%

The overall expected rate of return is based on the asset allocation targets with estimates for returns on equity and debt securities based on long-term expectations.

Assumed Health Care Cost Trend Rates
The assumed rates for the next year used to measure the expected cost of benefits are as follows:

	Canada		United States
	2018	2017	2018	2017
Health care cost trend rate assumed for next year	5.6%	5.5%	7.4%	7.4%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	4.4%	4.4%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2034	2034	2037	2037

A 1% change in the assumed health care cost trend rate would have the following effects for the year ended and as at December 31, 2018:

	Canada		United States
	1% Increase	1% Decrease	1% Increase	1% Decrease
(millions of Canadian dollars)
Effect on total service and interest costs	1	(1)	1	(1)
Effect on accumulated postretirement benefit obligation	20	(16)	18	(17)

PLAN ASSETS
We manage the investment risk of our pension funds by setting a long-term asset mix policy for each plan after consideration of: (i) the nature of pension plan liabilities; (ii) the investment horizon of the plan; (iii) the going concern and solvency funded status and cash flow requirements of the plan; (iv) our operating environment and financial situation and our ability to withstand fluctuations in pension contributions; and (v) the future economic and capital markets outlook with respect to investment returns, volatility of returns and correlation between assets.

The asset allocation targets and major categories of plan assets are as follows:

	Canada			United States
	Target	December 31,		Target	December 31,
Asset Category	Allocation	2018	2017	Allocation	2018	2017
Equity securities	40.0 - 70.0%	45.8%	52.0%	52.5 - 70.0%	51.7%	47.1%
Fixed income securities	27.5 - 60.0%	33.4%	34.2%	27.5 - 30.0%	32.9%	47.7%
Other	0.0 - 20.0%	20.7%	13.8%	0.0 - 20.0%	15.4%	5.2%

The following tables summarize the fair value of plan assets for our pension and OPEB plans recorded at each fair value hierarchy level.

Pension

	Canada				United States
	Level 1[1]	Level 2[2]	Level 3[3]	Total	Level 1[1]	Level 2[2]	Level 3[3]	Total
(millions of Canadian dollars)
December 31, 2018
Cash and cash equivalents	246	—	—	246	56	—	—	56
Equity securities
Canada	623	—	—	623	1	—	—	1
United States	(1)	—	—	(1)	50	—	—	50
Global	993	—	—	993	489	—	—	489
Fixed income securities
Government	661	—	—	661	265	—	—	265
Corporate	457	—	60	517	54	—	25	79
Infrastructure and real estate[4]	—	—	502	502	—	—	105	105
Forward currency contracts	—	(18)	—	(18)	—	—	—	—
Total pension plan assets at fair value	2,979	(18)	562	3,523	915	—	130	1,045
December 31, 2017
Cash and cash equivalents	169	—	—	169	2	—	—	2
Equity securities
Canada	842	425	—	1,267	—	—	—	—
United States	427	—	—	427	343	—	—	343
Global	189	—	—	189	122	52	—	174
Fixed income securities
Government	933	—	—	933	—	—	—	—
Corporate	301	3	—	304	522	1	—	523
Infrastructure and real estate[4]	—	—	340	340	—	—	56	56
Forward currency contracts	—	(10)	—	(10)	—	(1)	—	(1)
Total pension plan assets at fair value	2,861	418	340	3,619	989	52	56	1,097

OPEB

	Canada				United States
	Level 1[1]	Level 2[2]	Level 3[3]	Total	Level 1[1]	Level 2[2]	Level 3[3]	Total
(millions of Canadian dollars)
December 31, 2018
Cash and cash equivalents	—	—	—	—	7	—	—	7
Equity securities
United States	—	—	—	—	63	—	—	63
Global	—	—	—	—	35	—	—	35
Fixed income securities
Government	—	—	—	—	68	—	—	68
Corporate	—	—	—	—	3	—	2	5
Infrastructure and real estate	—	—	—	—	—	—	3	3
Total OPEB plan assets at fair value	—	—	—	—	176	—	5	181
December 31, 2017
Cash and cash equivalents	—	—	—	—	1	—	—	1
Equity securities
United States	—	—	—	—	80	—	—	80
Global	—	—	—	—	36	—	—	36
Fixed income securities
Government	—	—	—	—	96	—	—	96
Total OPEB plan assets at fair value	—	—	—	—	213	—	—	213

1	Level 1 assets include assets with quoted prices in active markets for identical assets.

2	Level 2 assets include assets with significant observable inputs.

3	Level 3 assets include assets with significant unobservable inputs.

4	The fair values of the infrastructure and real estate investments are established through the use of valuation models.

Changes in the net fair value of plan assets classified as Level 3 in the fair value hierarchy were as follows:

Pension

	Canada		United States
December 31,	2018	2017	2018	2017
(millions of Canadian dollars)
Balance at beginning of year	340	281	56	40
Unrealized and realized gains	77	26	9	5
Purchases and settlements, net	145	33	65	11
Balance at end of year	562	340	130	56

OPEB

	Canada		United States
December 31,	2018	2017	2018	2017
(millions of Canadian dollars)
Balance at beginning of year	—	—	—	—
Unrealized and realized gains	—	—	—	—
Purchases and settlements, net	—	—	5	—
Balance at end of year	—	—	5	—

EXPECTED BENEFIT PAYMENTS AND EMPLOYER CONTRIBUTIONS

Year ended December 31,	2019	2020	2021	2022	2023	2023-2027
(millions of Canadian dollars)
Pension
Canada	174	180	187	194	201	1,104
United States	124	96	97	98	95	438
OPEB
Canada	13	12	13	13	13	39
United States	26	26	25	24	23	98

In 2019, we expect to contribute approximately $114 million and $47 million to the Canadian and United States pension plans, respectively, and $13 million and $7 million to the Canadian and United States OPEB plans, respectively.

RETIREMENT SAVINGS PLANS
In addition to the retirement plans discussed above, we also have defined contribution employee savings plans available to both Canadian and United States employees. Employees may participate in a matching contribution where we match a certain percentage of before-tax employee contributions of up to 5% of eligible pay per pay period for Canadian employees and up to 6% of eligible pay per pay period for United States employees. For the years ended December 31, 2018, 2017 and 2016, we expensed pre-tax employer matching contributions of $13 million, $14 million and nil for Canadian employees and $27 million, $31 million and $13 million for United States employees, respectively.